Related-party Information	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related-party Information
Note 27 – Related-party Information

A.	Identity of related parties:

The Group’s related parties include Kenon’s beneficial owners and Kenon’s subsidiaries, affiliates and associates companies. Kenon’s immediate holding company is Ansonia Holdings Singapore B.V. A discretionary trust, in which Mr. Idan Ofer is the ultimate beneficiary, indirectly holds 100% of Ansonia Holdings Singapore B.V.

In the ordinary course of business, some of the Group’s subsidiaries and affiliates engage in business activities with each other. Ordinary course of business transactions are aggregated in this note. Other than disclosed elsewhere in the consolidated financial statements during the period, the Group engaged the following material related party transactions.

Key management personnel of the Group are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The directors, CEO and CFO are considered key management personnel of the Company.

B.	Transactions with directors and officers (Kenon's directors and officers): Key management personnel compensation

	For the year ended December 31,
	2025	2024
	$ Thousands
Short-term benefits	2,307	2,274
Share-based payments	269	280
	2,576	2,554

C.	Transactions with related parties (including associates):

	For the year ended December 31,
	2025	2024	2023
	$ Thousands
Sale of electricity and revenues from provision of services	61,388	36,028	31,694
Cost of sales	(7,419)	(13)	(2,620)
Dividend received from associates,net	-	129,853	154,672
Other expenses, net	20,319	565	479
Financing (income)/expenses, net	(5,879)	(1,295)	(4,130)

D.	Balances with related parties (including associates):

	As at December 31,
	2025	2024
	Other related parties *
	$ Thousands
Cash and cash equivalent	135,795	126,873
Trade receivables and other receivables	88,031	37,361
Loans and other payables	(60,746)	(53,844)

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).

These balances relate to entities that are related to Kenon's beneficial owners.

E.	For further investment by Kenon into OPC, see Note 10.